Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000228384 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228384 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228384 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228384 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228384 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228384 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000228384 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000228384 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000228384 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000228384 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000228384 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000228384 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(82.00%)
C000228384 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000228384 | Collateral on Deposit for Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	83.10%
C000228384 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000228383 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228383 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228383 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228383 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228383 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228383 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000228383 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000228383 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000228383 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000228383 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000228383 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000228383 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(82.00%)
C000228383 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000228383 | Collateral on Deposit for Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	83.10%
C000228383 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.90%